T. ROWE PRICE GROWTH ETF

March 31, 2026 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.8%
COMMUNICATION SERVICES 13.6%
Entertainment 2.5%
Live Nation Entertainment (1)	10,372	1,582
Netflix (1)	155,100	14,913
ROBLOX, Class A (1)	85,789	4,852
Spotify Technology (1)	6,412	3,109
		24,456
Interactive Media & Services 11.1%
Alphabet, Class A	260,643	74,951
Meta Platforms, Class A	62,348	35,671
		110,622
Total Communication Services		135,078
CONSUMER DISCRETIONARY 11.8%
Automobiles 1.7%
Tesla (1)	45,099	16,766
		16,766
Broadline Retail 5.7%
Amazon.com (1)	228,908	47,675
MercadoLibre (1)	2,940	5,083
Sea, ADR (1)	40,514	3,355
		56,113
Hotels, Restaurants & Leisure 2.7%
Booking Holdings	1,846	7,772
Chipotle Mexican Grill (1)	151,861	4,861
DoorDash, Class A (1)	33,443	5,022
Hilton Worldwide Holdings	9,575	2,912
Starbucks	52,231	4,679
Viking Holdings (1)	24,605	1,808
		27,054
Specialty Retail 1.7%
Carvana (1)	10,419	3,275
Home Depot	18,417	6,057
O'Reilly Automotive (1)	26,561	2,452
TJX	34,826	5,562
		17,346
Total Consumer Discretionary		117,279
CONSUMER STAPLES 1.9%
Consumer Staples Distribution & Retail 1.5%
Costco Wholesale	9,501	9,467

T. ROWE PRICE GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Walmart	40,547	5,039
		14,506
Household Products 0.2%
Colgate-Palmolive	22,203	1,893
		1,893
Tobacco 0.2%
Philip Morris International	14,111	2,333
		2,333
Total Consumer Staples		18,732
ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Diamondback Energy	9,516	1,882
Total Energy		1,882
FINANCIALS 7.8%
Capital Markets 1.2%
CME Group	11,824	3,492
Interactive Brokers Group, Class A	30,929	2,074
Tradeweb Markets, Class A	51,274	6,033
		11,599
Financial Services 6.6%
Adyen, ADR (1)	406,034	4,048
Block (1)	209,021	12,579
Mastercard, Class A	47,647	23,807
Rocket, Class A (1)	122,873	1,751
Visa, Class A	77,913	23,549
		65,734
Total Financials		77,333
HEALTH CARE 8.4%
Biotechnology 1.4%
Argenx, ADR (1)	7,402	5,405
Natera (1)	28,423	5,684
Vertex Pharmaceuticals (1)	6,158	2,750
		13,839
Health Care Equipment & Supplies 2.1%
Intuitive Surgical (1)	30,004	13,831
Stryker	21,510	7,068
		20,899
Health Care Providers & Services 1.8%
Cencora	14,236	4,472
HCA Healthcare	4,949	2,342
McKesson	6,089	5,269

T. ROWE PRICE GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
UnitedHealth Group	19,769	5,350
		17,433
Life Sciences Tools & Services 0.4%
Danaher	23,595	4,474
		4,474
Pharmaceuticals 2.7%
Eli Lilly	28,983	26,658
		26,658
Total Health Care		83,303
INDUSTRIALS & BUSINESS SERVICES 5.2%
Aerospace & Defense 3.2%
Boeing (1)	33,134	6,595
GE Aerospace	23,426	6,647
Howmet Aerospace	57,842	13,330
Standardaero (1)	113,270	2,926
TransDigm Group	1,447	1,677
		31,175
Construction & Engineering 0.2%
Quanta Services	3,462	1,901
		1,901
Electrical Equipment 0.7%
GE Vernova	6,405	5,591
Hubbell	3,230	1,585
		7,176
Ground Transportation 0.3%
Old Dominion Freight Line	15,191	2,968
		2,968
Machinery 0.6%
Deere	4,259	2,399
Ingersoll-Rand	47,911	3,839
		6,238
Trading Companies & Distributors 0.2%
Ferguson Enterprises	8,232	1,920
		1,920
Total Industrials & Business Services		51,378
INFORMATION TECHNOLOGY 50.2%
Communications Equipment 1.8%
Arista Networks (1)	98,936	12,147
Ciena (1)	15,030	5,835
		17,982

T. ROWE PRICE GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Electronic Equipment, Instruments & Components 1.9%
Amphenol, Class A	99,274	12,543
Fabrinet (1)	12,078	6,299
		18,842
IT Services 0.6%
MongoDB (1)	8,223	2,013
Shopify, Class A (1)	31,691	3,759
		5,772
Semiconductors & Semiconductor Equipment 22.4%
Advanced Micro Devices (1)	34,988	7,118
Broadcom	170,358	52,727
Entegris	65,459	7,674
Lam Research	23,373	4,994
Lattice Semiconductor (1)	70,352	6,526
Micron Technology	7,418	2,506
NVIDIA	757,615	132,128
Taiwan Semiconductor Manufacturing, ADR	9,579	3,237
Tower Semiconductor (1)	30,766	5,399
		222,309
Software 13.5%
AppLovin, Class A (1)	12,721	5,063
Cadence Design Systems (1)	5,934	1,649
Crowdstrike Holdings, Class A (1)	6,957	2,716
Datadog, Class A (1)	33,219	3,922
HubSpot (1)	18,748	4,576
Intuit	23,811	10,295
Microsoft	232,065	85,904
Oracle	31,270	4,600
Palantir Technologies, Class A (1)	39,802	5,822
Palo Alto Networks (1)	15,967	2,560
ServiceNow (1)	73,742	7,710
		134,817
Technology Hardware, Storage & Peripherals 10.0%
Apple	393,517	99,871
		99,871
Total Information Technology		499,593
MATERIALS 0.7%
Chemicals 0.6%
Ecolab	9,277	2,468
Linde	6,246	3,096
		5,564

T. ROWE PRICE GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Metals & Mining 0.1%
Kinross Gold	50,380	1,538
		1,538
Total Materials		7,102
Total Common Stocks (Cost $927,119)		991,680
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, 3.60% (2)	3,159,968	3,160
Total Short-Term Investments (Cost $3,160)		3,160
Total Investments in Securities 100.1% of Net Assets (Cost $930,279)		$994,840
Other Assets Less Liabilities (0.1%)		(915)
Net Assets 100.0%		$993,925

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
ADR	American Depositary Receipts
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Growth ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE GROWTH ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On March 31, 2026, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1073-054Q1
03/26